STOCK-BASED COMPENSATION	12 Months Ended
Mar. 31, 2012
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 19 -	STOCK-BASED COMPENSATION

Part or all of the compensation paid by the Company to its Directors and employees consists of the issuance of Common Stock or via the granting of options to purchase Common Stock

Stock-based Director Compensation

The Company’s Director compensation policy instituted in October 2009 includes provisions that Director’s fees are to be paid via the issuance of shares of the Company’s Common Stock, in lieu of cash, with the valuation of such shares being calculated on a quarterly basis and equal to the average closing price of the Company’s common stock for the quarter just ended.

During Fiscal Year 2012, the Company issued 1,505,613 shares of Common Stock to its Directors in payment of Director’s fees in the aggregate amount of $130,000 and related to the period beginning on January 1, 2011 and ending on December 31, 2011. On the date of their issuance, the Common Shares had a value of $145,894, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal Year 2012, include those shares owed and not yet issued at the end of Fiscal Year 2011.

During Fiscal Year 2011, the Company issued 2,493,589 shares of Common Stock to its Directors in payment of Director’s fees in the aggregate amount of $182,167 and related to the period beginning on October 1, 2009 and ending on December 31, 2010. On the date of their issuance, the Common Shares had a value of $99,743, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal Year 2011, include those shares owed and not yet issued at the end of Fiscal Year 2010.

As of March 31, 2012, the Company owes its Directors a total of 320,350 shares of Common Stock in payment of Directors Fees totaling $32,500 for the three months ended March 31, 2012. The Company anticipates that these shares of Common Stock will be issued during the fiscal year ended March 31, 2013.

Stock-based Employee Compensation

Employment contracts with the Company’s President, Chief Financial Officer and certain other employees includes provisions for a portion of each employees salaries to be paid via the issuance of shares of the Company’s Common, in lieu of cash, with the valuation of such shares being calculated on a quarterly basis and equal to the average closing price of the Company’s common stock for the quarter just ended.

During Fiscal Year 2012, the Company issued a total of 694,889 shares of Common Stock to its President, Chief Financial Officer and certain other employees in payment of salaries in the aggregate amount of $60,000 and related to the period beginning on January 1, 2011 and ending on December 31, 2011. On the date of their issuance, the Common Shares had a value of $67,336, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal Year 2012, include those shares owed and not yet issued at the end of Fiscal Year 2011.

During Fiscal Year 2011, the Company issued a total of 930,231 shares of Common Stock to its President, Chief Financial Officer and certain other employees in payment of salaries in the aggregate amount of $66,667 and related to the period beginning on October 1, 2009 and ending on December 31, 2010. On the date of their issuance, the Common Shares had a value of $37,210, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal Year 2011, include those shares owed and not yet issued at the end of Fiscal Year 2010.

As of March 31, 2011, the Company owes its President, Chief Financial Officer and certain other employees a total of 147,854 shares of Common Stock in payment of salaries totaling $15,000 for the three months ended March 31, 2012, with such amount being recorded in accrued expenses. The Company anticipates that these shares of Common Stock will be issued during the fiscal year ended March 31, 2013.

Stock option based Employee Compensation

The Company did not issue options to purchase Common Stock to employees during the years ended March 31, 2012 and March 31, 2011.

During the year ended March 31, 2010 (“Fiscal 2010”) the Company issued 1,000,000 options to purchase Common Stock to employees. The options issued during Fiscal 2010 have an exercise price of $0.10, vest over a three year period which commences one year from the date of grant and expire ten years from the date of grant. The fair value of the options granted during Fiscal Year 2010 was $93,452, computed using the Black-Scholes options pricing model on the grant date. Such fair value is being amortized by the Company, on a straight line basis, over the vesting period, and recorded on the Company’s Statement of Income as “Non-cash compensation through the issuance of stock options”.

In addition to the stock options granted in Fiscal 2010, the amount recorded on the Company’s Statement of Income as non-cash compensation through the issuance of stock options includes amortization of the fair value of stock options granted prior to Fiscal Year 2010. The fair value of these options, totaling $196,983 on the date of such grants, was fully amortized by the end of Fiscal Year 2011.

Stock option based employee compensation is summarized as follows:

	Fiscal Year 2012	Fiscal Year 2011

Non-cash compensation expense related to stock options granted prior to Fiscal Year 2010	—	$17,056

Non-cash compensation expense related to stock options granted during Fiscal Year 2010	24,453	24,960

Total non-cash compensation through the issuance of stock options	$24,453	$42,016